Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property and Equipment
6.	Property and Equipment

Property and equipment as of March 31, 2013 and December 31, 2012 including assets held under capital lease, consists of the following:

	March 31, 2013	December 31, 2012
Computer and equipment	$103,858	$103,858
Furniture and office equipment	145,499	145,499
Laboratory equipment	1,779,188	1,779,188
Capital lease equipment	155,520	155,520
Leaseholds	73,060	73,060

	2,257,125	2,257,125
Less: Accumulated depreciation	(1,059,688)	(1,012,100)

	$1,197,437	$1,245,025

During the three months ended March 31, 2013 and March 31, 2012, depreciation and amortization expense was $47,588 and $85,965 respectively.

In February 2012, the Company closed a laboratory in Canada and consigned certain property and equipment for sale with net book value of $507,622. At March 31, 2013 and December 31, 2012, the net book values of the remaining consigned equipment were $207,566 and $251,269, respectively, and consisted solely of scientific equipment which is presented as assets held for sale on the consolidated balance sheet.

During three months ended March 31, 2013 assets held for sale with a net book value of $43,703 were sold for proceeds of $29,976 resulting in a loss on disposal of $13,727.

4.	Property and Equipment

Property and equipment as of December 31, 2012 and 2011, including assets held under capital lease, consists of the following:

	2012	2011
Computer and equipment	$103,858	$135,003
Furniture and office equipment	145,499	312,684
Laboratory equipment	1,779,188	3,198,697
Capital lease equipment	155,520	279,277
Leaseholds	73,060	305,109

	2,257,125	4,230,771
Less: Accumulated depreciation	(1,012,100)	(2,213,501)

	$1,245,025	$2,017,270

During the years ended December 31, 2012 and 2011, depreciation and amortization expense was $411,621, which included $78,758 of impairment loss, and $441,687 respectively.

During 2012 and 2011, assets with a net book value of $144,997 and $860,853 were sold for proceeds of $61,918 and $287,270, resulting in a loss on disposal of $83,077 and $573,583, respectively.

In February 2012, the Company closed a laboratory and consigned certain property and equipment for sale with net book value of $507,622. At December 31, 2012, the net book value of the remaining consigned equipment was $251,269, and consists solely of scientific equipment which is presented as assets held for sale on the consolidated balance sheet.